T. ROWE PRICE TECHNOLOGY ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 100.1%
ENERGY 0.4%
Energy 0.4%
First Solar (1)	1,146	253
Total Energy		253
FINANCIAL SERVICES 9.4%
Other Financial Services 2.9%
Circle Internet Group (1)	2,056	272
Coinbase Global, Class A (1)	1,188	401
Gemini Space Station, Class A (1)(2)	413	10
NU Holdings, Class A (1)	18,668	299
Robinhood Markets, Class A (1)	5,085	728
		1,710
Payments 6.5%
Adyen, ADR (1)	70,635	1,129
Block (1)	5,655	409
Mastercard, Class A	2,090	1,189
Visa, Class A	2,663	909
Wise, Class A (GBP) (1)	16,795	234
		3,870
Total Financial Services		5,580
HARDWARE 5.5%
Consumer Electronics 4.9%
Apple	11,515	2,932
		2,932
Enterprise Hardware 0.6%
Keyence (JPY)	900	335
		335
Total Hardware		3,267
INDUSTRIALS 1.2%
Aerospace & Defense 0.1%
Firefly Aerospace (1)	855	25
		25
Automobile Manufacturers 1.1%
Tesla (1)	1,499	667
		667
Total Industrials		692

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
INTERNET 24.1%
China Internet Media/Advertising 2.2%
Tencent Holdings (HKD)	15,200	1,295
		1,295
China Internet Retail 2.7%
Alibaba Group Holding, ADR	6,935	1,240
PDD Holdings, ADR (1)	2,824	373
		1,613
Rest of World Internet Retail 2.0%
MercadoLibre (1)	169	395
Sea, ADR (1)	4,473	799
		1,194
U.S. Internet Media/Advertising 11.8%
Alphabet, Class A	5,116	1,244
Alphabet, Class C	4,491	1,094
AppLovin, Class A (1)	2,506	1,800
Meta Platforms, Class A	3,957	2,906
		7,044
U.S. Internet Retail 4.9%
Amazon.com (1)	13,236	2,906
		2,906
U.S. Internet Services 0.5%
DoorDash, Class A (1)	1,105	301
		301
Total Internet		14,353
MEDIA & ENTERTAINMENT 1.6%
Direct-To-Consumer Subscription Services 0.6%
Netflix (1)	312	374
		374
Video Gaming 1.0%
Nintendo (JPY)	7,000	606
		606
Total Media & Entertainment		980
SEMICONDUCTORS 37.0%
Analog Semiconductors 0.7%
Analog Devices	1,649	405
		405
Digital Systems 10.7%
NVIDIA	34,274	6,395
		6,395

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
Foundry 5.8%
Taiwan Semiconductor Manufacturing, ADR	12,383	3,459
		3,459
Memory 0.9%
SK Hynix (KRW)	2,129	528
		528
Microcontrollers 1.6%
Infineon Technologies, ADR	24,516	958
		958
Processors 12.4%
Advanced Micro Devices (1)	12,655	2,047
ARM Holdings, ADR (1)	2,826	400
Broadcom	10,317	3,404
Credo Technology Group Holding (1)	1,802	262
Intel (1)	17,562	589
Lattice Semiconductor (1)	9,540	700
		7,402
Semiconductor Capital Equipment 4.9%
ASM International (EUR)	541	326
ASML Holding	1,825	1,767
BE Semiconductor Industries (EUR)	2,626	393
Entegris	4,467	413
		2,899
Total Semiconductors		22,046
SOFTWARE 20.3%
Back-Office Applications Software 1.7%
Samsara, Class A (1)	2,040	76
SAP, ADR	3,435	918
		994
Collaboration And Productivity Software 1.3%
MicroStrategy, Class A (1)	709	228
ServiceNow (1)	615	566
		794
Design Software 2.5%
Cadence Design Systems (1)	1,536	540
Synopsys (1)	1,958	966
		1,506
Front-Office Applications Software 0.4%
HubSpot (1)	453	212
		212

T. ROWE PRICE TECHNOLOGY ETF

	Shares	$ Value
(Cost and value in $000s)
Industry-Specific Software 1.0%
Shopify, Class A (1)	3,951	587
		587
Infrastructure And Developer Tool Software 11.5%
Arista Networks (1)	4,558	664
Microsoft	9,119	4,723
Oracle	3,631	1,021
Snowflake (1)	2,008	453
		6,861
Security Software 1.9%
Crowdstrike Holdings, Class A (1)	784	384
CyberArk Software (1)	916	443
Zscaler (1)	1,097	329
		1,156
Total Software		12,110
TELECOM EQUIPMENT 0.6%
Wireline Equipment 0.6%
Ciena (1)	2,600	379
Total Telecom Equipment		379
Total Common Stocks (Cost $48,876)		59,660
SECURITIES LENDING COLLATERAL 0.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4)	5,202	5
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		5
Total Securities Lending Collateral (Cost $5)		5
Total Investments in Securities 100.1% of Net Assets (Cost $48,881)		$59,665
Other Assets Less Liabilities (0.1%)		(48)
Net Assets 100.0%		$59,617

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound

T. ROWE PRICE TECHNOLOGY ETF

HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won

T. ROWE PRICE TECHNOLOGY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$5
	Total			$5^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TECHNOLOGY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Technology ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE TECHNOLOGY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$55,943	$3,717	$—	$59,660
Securities Lending Collateral	5	—	—	5
Total	$55,948	$3,717	$—	$59,665
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE TECHNOLOGY ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1156-054Q3
09/25